Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Bank Loans [Abstract]
Components of short-term bank loans
	As at December 31,
	2017	2016
Secured bank borrowings	1,606,930	1,513,623
Carrying amount repayable within 1 year	1,606,930	1,513,623

Schedule of borrowings fixed-rate and denominated in RMB
Bank loans	Amount USD	Period		Interest rate	Mortgage	Personal guarantee
#1	459,123	4/6/2017	4/5/2018	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
#2	1,147,807	3/24/2017	3/21/2018	6.09%	Land use right and buildings	Yan, Keyan/ Chen, Bizhen
	1,606,930